Portfolio of Investments	/ 1
Longleaf Partners Small-Cap Fund
March 31, 2025 (Unaudited)

Common Stocks
	Shares	Value	% of Net Assets
Beverages
Becle S.A.B. DE C.V. (Mexico)	27,409,240	$25,149,655	3.8%
The Boston Beer Company, Inc. - Class A(a)	106,204	25,365,763	3.8
Westrock Coffee Company(a)(b)	4,767,743	34,423,105	5.2
		84,938,523	12.8
Consumer Services
Graham Holdings Company - Class B	44,192	42,462,325	6.4
Food
Dole PLC	2,349,513	33,950,463	5.1
Gruma, S.A.B. DE C.V. - Class B (Mexico)	2,283,639	41,048,442	6.1
		74,998,905	11.2
Health Care Facilities & Services
Oscar Health, Inc. - Class A(a)	2,093,518	27,446,021	4.1
Insurance
White Mountains Insurance Group Ltd.	17,688	34,063,727	5.1
Internet Media & Services
TripAdvisor, Inc.(a)	1,725,545	24,450,973	3.7
Leisure Facilities & Services
Atlanta Braves Holdings, Inc. - Class C(a)	849,991	34,008,140	5.1
Hyatt Hotels Corporation - Class A	121,746	14,913,885	2.2
		48,922,025	7.3
Leisure Products
Mattel, Inc.(a)	1,934,863	37,594,388	5.6
Oil & Gas Producers
CNX Resources Corporation(a)	1,294,797	40,760,210	6.1
Real Estate Owners & Developers
Howard Hughes Holdings, Inc.(a)	217,064	16,080,101	2.4
REITs
Empire State Realty Trust, Inc. – Class A	1,554,665	12,157,480	1.8
Park Hotels & Resorts, Inc.	2,308,391	24,653,616	3.7
PotlatchDeltic Corporation	810,093	36,551,396	5.5
		73,362,492	11.0
Telecommunications
Shenandoah Telecommunications Company	908,441	11,419,103	1.7
Total Common Stocks (Cost $376,985,656)		516,498,793	77.4

Preferred Stocks
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00% (Cost $95,452,160)(b)(c)(d)	932,150	89,766,045	13.4

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Short-Term Obligations

	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 3.61%, dated 3/31/2025, due 04/01/2025 Repurchase Price: $60,789,095 (Collateral: $61,998,660 U.S. Treasury Notes, 4.50% due 11/15/2054, Par $62,425,900) (Cost $60,783,000)	60,783,000	$60,783,000	9.1%
Total Investments - (Cost $533,220,816)		667,047,838	99.9
Other Assets (Liabilities), Net		554,871	0.1
Net Assets		$667,602,709	100.0%

(a)	Non-income producing security.

(b)	Affiliated security during the period.

(c)	Value determined using significant unobservable inputs.

(d)	These shares were acquired directly from the issuer in a private placement on February 26, 2021 with a total cost at March 31, 2025 of $95,452,160. They are considered restricted securities under the Securities Act of 1933 (the “33 Act”). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Common Stock issuable upon conversion of the Series B Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued by Southeastern Asset Management as designee under procedures adopted by the Board of Trustees.

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the period ended March 31, 2025 were as follows:

						Net Realized	Net Unrealized
						Gain (Loss)	Appreciation
	Shares at	Value at				1/1/25 to	(Depreciation)	Value at
	3/31/25	12/31/24	Purchases	Sales	Dividends	3/31/25	1/1/25 to 3/31/25	3/31/25
Small Cap Fund
Common Stocks
Westrock Coffee Company* (Beverages)	4,767,743	$30,608,910	—	—	—	—	$3,814,195	$34,423,105

Preferred Stock
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%(a)(b) (Consumer Services)	932,150	89,113,540	—	—	932,150	—	652,505	89,766,045
		$119,722,450	$—	$—	$932,150	$—	$4,466,700	$124,189,150

*	Non-income producing security

(a)	Restricted security, see Portfolio of Investments for additional disclosures.

(b)	Value determined using significant unobservable inputs.